Insurance technical provisions and pension plans (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Technical provisions by product
Health		R$ 10,391,680	R$ 9,754,024
Auto / Liability Insurance		3,209,143	3,156,847
DPVAT (Personal Injury Caused by Automotive Vehicles)		603,870	509,261
Life		11,275,729	10,018,884
RE (Elementary branch)		1,394,736	1,416,523
Free Benefits Generating Plan - PGBL		36,188,888	35,087,618
Insurance and Pensions - Life with Survival Coverage (VGBL)		166,104,340	158,746,205
Traditional plans		22,409,901	20,400,228
Total	[1]	251,578,287	239,089,590
Insurance
Technical provisions by product
Health		10,391,680	9,754,024
Auto / Liability Insurance		3,209,143	3,156,847
DPVAT (Personal Injury Caused by Automotive Vehicles)		601,114	506,161
Life		310,829	0
RE (Elementary branch)		1,394,736	1,416,523
Free Benefits Generating Plan - PGBL		0	0
Insurance and Pensions - Life with Survival Coverage (VGBL)		0	0
Traditional plans		0	0
Total	[2]	15,907,502	14,833,555
Life and Pension
Technical provisions by product
Health	[3]	0	0
Auto / Liability Insurance	[3]	0	0
DPVAT (Personal Injury Caused by Automotive Vehicles)	[3]	2,756	3,100
Life	[3]	10,964,900	10,018,884
RE (Elementary branch)	[3]	0	0
Free Benefits Generating Plan - PGBL	[3]	36,188,888	35,087,618
Insurance and Pensions - Life with Survival Coverage (VGBL)	[3]	166,104,340	158,746,205
Traditional plans	[3]	22,409,901	20,400,228
Total	[3],[4],[5]	R$ 235,670,785	R$ 224,256,035

[1]	Demand and savings deposits and Technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover;
[2]	'Other technical provisions' - Insurance includes the Provision for Insufficient Premiums (PIP) of R$ 2,133,130 thousand and the Reserve for Related Expenses of R$ 37,577 thousand;
[3]	Includes personal and pension insurance operations.
[4]	Includes the unearned Premium Reserve of risks covered not yet issued (PPNG-RVNE) in the amount of R$ 158,535 thousand.
[5]	The 'Other technical provisions' line of Life and Pension Plan includes 'Provision for redemptions and other amounts to be settled' in the amount of R$2,248,238 thousand, 'Provision for related expenses' in the amount of R$520,613 thousand, 'Complementary Reserve for Coverage (PCC)' in the amount of R$1,010,035 thousand and' Other technical provisions', which includes the transfer of R$2,007,136 thousand of the mathematical provisions of benefits to be granted and benefits granted, subject to authorization by SUSEP;